Short-term borrowings	12 Months Ended
Mar. 31, 2018
Short-term borrowings

17. Short-term borrowings

Short-term borrowings are mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its treasury operations. Short-term borrowings as of March 31, 2017 and March 31, 2018 comprised of the following:

	As of March 31,
	2017		2018		2018
	(In millions)
Borrowed in the call market	Rs.	21,202.2	Rs.	28,585.7	US$	439.0
Term borrowings from institutions/banks		127,400.0		391,950.0		6,019.8
Foreign currency borrowings		173,663.4		307,066.6		4,716.1
Bills rediscounted		—		51,599.4		792.6

Total	Rs.	322,265.6	Rs.	779,201.7	US$	11,967.5

Total borrowings outstanding:
Maximum amount outstanding	Rs.	566,512.5	Rs.	865,997.0	US$	13,300.5

Average amount outstanding	Rs.	331,951.7	Rs.	512,626.7	US$	7,873.2
Weighted average interest rate		3.4%		4.9%		4.9%